Embedded derivatives	12 Months Ended
Jun. 30, 2022
Embedded derivatives [Abstract]
Embedded derivatives
Note 18.  Embedded derivatives
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current liabilities held at fair value through profit or loss
Embedded derivative – SAFE (issued 28 October 2020)	-	7,424
Embedded derivative – convertible note (issued 5 January 2021)	-	51,307
Embedded derivative – convertible note (issued 1 April 2021)	-	37,990

	-	96,721

All SAFE and convertible note instruments issued by the Group converted to ordinary shares on 16 November 2021 immediately prior to the IPO on 17 November 2021.

Refer to note 25 for further information on financial instruments.

Refer to note 26 for further information on fair value measurement.